Concentrations and Risks - Schedule of the Customers Accounting of Total Payables to Customers (Details) - Customer Concentration Risk [Member] - Payables [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Customer K [Member]
Concentration Risk [Line Items]
Payables to customers	$ 1,568	$ 1,559
Payables to customers percentage	31.00%	30.00%
Customer L [Member]
Concentration Risk [Line Items]
Payables to customers	$ 1,404	$ 1,396
Payables to customers percentage	28.00%	27.00%
Customer M [Member]
Concentration Risk [Line Items]
Payables to customers	$ 655	$ 649
Payables to customers percentage	13.00%	13.00%